Supplementary Information to Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Supplementary Information to Consolidated Statements of Cash Flows

(in millions)	2017	2016
Cash paid for:
Interest	$927	$644
Income taxes	69	62

Change in working capital:
Accounts receivable and other current assets	$(74)	$43
Prepaid expenses	(3)	(4)
Inventories	(6)	17
Regulatory assets - current portion	39	(58)
Accounts payable and other current liabilities	119	25
Regulatory liabilities - current portion	(172)	(1)
	$(97)	$22

Non-cash investing and financing activities:
Common share dividends reinvested	253	162
Common shares issued on business acquisition (Note 25)	—	4,684
Additions to property, plant and equipment, and intangible assets included in current and long-term liabilities	307	296
Commitment to purchase capital lease interest	—	48
Transfer of deposit on business acquisition (Note 25)	—	38
Contributions in aid of construction	35	9
Exercise of stock options into common shares	5	4